Asset Retirement Obligations - Summary of Asset Retirement Obligations (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disposals and retirements, property, plant and equipment [abstract]
At beginning of the year		¥ 137,935	¥ 132,780	¥ 131,546
Net liabilities incurred, including reassessment	[1]	(24,059)	2,026	(2,220)
Liabilities settled		(3,510)	(2,427)	(2,034)
Accretion expense (Note 10)		5,107	5,525	5,678
Currency translation differences		(654)	31	(190)
At end of the year		¥ 114,819	¥ 137,935	¥ 132,780

[1]	In 2020, domestic oil and gas field companies adjusted the discount period with reference to the remaining life corresponding to the proved developed reserves in each block, updated various oil and gas assets retirement standards based on the latest legal requirements, technology and price levels, reviewed the adopted discount rate, and then recalculate and adjust the provision for the asset retirement expense of oil and gas properties at the end of the year. The changes in related accounting estimates and new liabilities provided resulted in a reduction in estimated liabilities of RMB 24,059.